Variable Interest Entities ("VIE") - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Debt:
Current portion of long-term debt and short-term debt	$ (1,215,377)		$ (1,241,108)
Long-term debt	(1,326,396)		(1,294,719)
Total liabilities	(2,885,406)		(2,881,318)
Statement of income
Interest expense	54,137	$ 77,096
Statement of cash flows
Repayments of short-term and long-term debt	(548,623)	(420,040)
Net debt receipts	539,307	394,278
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	61,738		34,947
Debt:
Current portion of long-term debt and short-term debt	(1,017,787)		(963,005)
Long-term debt	(656,039)		(617,124)
Total liabilities	(1,673,826)		$ (1,580,129)
Statement of income
Interest expense	27,752	51,445
Statement of cash flows
Repayments of short-term and long-term debt	(352,046)	(294,413)
Net debt receipts	444,307	144,278
Hilli | Variable Interest Entity, Primary Beneficiary
Statement of cash flows
Repayments of short-term and long-term debt	(281,972)	(204,447)
Net debt receipts	223,821	$ 129,454
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	9
Debt:
Current portion of long-term debt and short-term debt	(114,875)
Long-term debt	0
Total liabilities	(114,875)
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	1,461
Debt:
Current portion of long-term debt and short-term debt	(134,322)
Long-term debt	0
Total liabilities	(134,322)
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	1,461
Debt:
Current portion of long-term debt and short-term debt	(115,408)
Long-term debt	0
Total liabilities	(115,408)
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	9
Debt:
Current portion of long-term debt and short-term debt	(88,107)
Long-term debt	0
Total liabilities	(88,107)
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	0
Debt:
Current portion of long-term debt and short-term debt	(10,293)
Long-term debt	(82,406)
Total liabilities	(92,699)
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	13,804
Debt:
Current portion of long-term debt and short-term debt	0
Long-term debt	(100,408)
Total liabilities	(100,408)
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	5,074
Debt:
Current portion of long-term debt and short-term debt	(8,092)
Long-term debt	(77,135)
Total liabilities	(85,227)
CSSC | Hilli | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	28,608
Debt:
Current portion of long-term debt and short-term debt	(431,465)
Long-term debt	(292,592)
Total liabilities	(724,057)
CSSC | LNG Croatia | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	6,033
Debt:
Current portion of long-term debt and short-term debt	(115,225)
Long-term debt	0
Total liabilities	(115,225)
AVIC Agreement | Golar Bear | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	5,279
Debt:
Current portion of long-term debt and short-term debt	0
Long-term debt	(103,498)
Total liabilities	$ (103,498)